Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 614	₨ 640
Additional provision during the year	515	458
Utilized/written-back during the year	(451)	(484)
Balance at the end of the year	678	614
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	319	277
Additional provision during the year	245	360
Utilized/written-back during the year	(349)	(318)
Balance at the end of the year	215	319
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	295	363
Additional provision during the year	270	98
Utilized/written-back during the year	(102)	(166)
Balance at the end of the year	₨ 463	₨ 295